Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.30%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,983,044.58

Principal:
Principal Collections	$28,059,660.86
Prepayments in Full	$14,427,506.81
Liquidation Proceeds	$27,733.98
Recoveries	$0.00
Sub Total	$42,514,901.65
Collections	$45,497,946.23

Purchase Amounts:
Purchase Amounts Related to Principal	$647,664.55
Purchase Amounts Related to Interest	$1,422.02
Sub Total	$649,086.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,147,032.80

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,147,032.80
Servicing Fee	$1,133,819.46	$1,133,819.46	$0.00	$0.00	$45,013,213.34
Interest - Class A-1 Notes	$254,020.41	$254,020.41	$0.00	$0.00	$44,759,192.93
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$44,469,760.43
Interest - Class A-2b Notes	$243,273.78	$243,273.78	$0.00	$0.00	$44,226,486.65
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$43,700,192.48
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$43,540,042.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,540,042.56
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$43,470,113.81
Second Priority Principal Payment	$8,906,721.48	$8,906,721.48	$0.00	$0.00	$34,563,392.33
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$34,512,870.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,512,870.16
Regular Principal Payment	$233,659,182.60	$34,512,870.16	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,147,032.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,906,721.48
Regular Principal Payment					$34,512,870.16
Total					$43,419,591.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$43,419,591.64	$147.99	$254,020.41	$0.87	$43,673,612.05	$148.86
Class A-2a Notes	$0.00	$0.00	$289,432.50	$1.24	$289,432.50	$1.24
Class A-2b Notes	$0.00	$0.00	$243,273.78	$1.04	$243,273.78	$1.04
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$43,419,591.64	$33.37	$1,593,621.70	$1.22	$45,013,213.34	$34.59

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$242,565,904.08	0.8267413	$199,146,312.44	0.6787536
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,250,285,904.08	0.9609305	$1,206,866,312.44	0.9275596

Pool Information
Weighted Average APR	2.677%	2.660%
Weighted Average Remaining Term	54.99	54.14
Number of Receivables Outstanding	54,409	53,394
Pool Balance	$1,360,583,351.14	$1,317,392,593.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,254,975,358.62	$1,215,359,182.60
Pool Factor	0.9647006	0.9340769

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$102,033,410.48
Targeted Overcollateralization Amount	$140,764,926.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,526,280.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$28,191.86
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$28,191.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0249%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0253%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		123	$28,413.06
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$28,413.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0020%

Average Realized Loss for Receivables that have experienced a Realized Loss			$231.00
Average Net Loss for Receivables that have experienced a Realized Loss			$231.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.54%	271	$7,109,432.17
61-90 Days Delinquent	0.05%	30	$714,942.78
91-120 Days Delinquent	0.00%	1	$33,961.11
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.60%	302	$7,858,336.06

Repossession Inventory:
Repossessed in the Current Collection Period		10	$228,188.42
Total Repossessed Inventory		11	$257,218.55

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0581%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0568%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	2

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer